Pension and Other Benefit Plans - Asset allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Braves Holdings' Sponsored Plan | Level 1
Asset allocation
Fair value of plan assets	$ 6,800	$ 6,400
Braves Holdings' Sponsored Plan | Level 2
Asset allocation
Fair value of plan assets	53,800	76,500
Braves Holdings' Sponsored Plan | Hedge Funds
Asset allocation
Investments in hedge funds	$ 19,800	$ 14,500
Pension Plan | Non-Uniformed Personnel Pension Plan
Asset allocation
Actual assets allocation	100.00%	100.00%
Target asset allocation	100.00%
Fair value of plan assets	$ 80,480	$ 97,387	$ 86,272
Pension Plan | Non-Uniformed Personnel Pension Plan | Domestic Equities
Asset allocation
Actual assets allocation	18.00%	23.00%
Target asset allocation	22.00%
Pension Plan | Non-Uniformed Personnel Pension Plan | Fixed Income
Asset allocation
Actual assets allocation	43.00%	48.00%
Target asset allocation	50.00%
Pension Plan | Non-Uniformed Personnel Pension Plan | International Equities
Asset allocation
Actual assets allocation	11.00%	13.00%
Target asset allocation	13.00%
Pension Plan | Non-Uniformed Personnel Pension Plan | Hedge Funds
Asset allocation
Actual assets allocation	25.00%	15.00%
Target asset allocation	15.00%
Pension Plan | Non-Uniformed Personnel Pension Plan | Cash Equivalents
Asset allocation
Actual assets allocation	3.00%	1.00%